SSGA Funds

One Congress Street

Boston, MA 02114

January 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	SSGA Funds (the “Trust”)
File Nos.: 033-19229 and 811-05430

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for the Trust, dated December 30, 2025, do not differ from those contained in the Post-Effective Amendment No. 167 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 18, 2025 (Accession # 0001193125-25-324887).

If you have any questions, please contact me at (617) 664-6507.

Very truly yours,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary